Going Concern (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Organization and Nature of Business [Abstract]
Net loss	$ 4,133,808	$ 232,807	$ (222,081)	$ (166,099)	$ 4,366,615	$ (388,180)	$ (747,525)	$ (690,886)
Accumulated deficit	3,187,804				3,187,804		3,187,804
Working capital deficit	$ 6,967,352				$ 6,967,352		$ 11,687,585